Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
EQUITY
14.	EQUITY

Capital contribution from shareholders

During the year ended December 31, 2018, a new shareholder made additional cash paid-in capital of $3,580,260 to Zhongchao Shanghai, and in return obtained equity interest of 6.25% economic beneficial interests in Zhongchao Shanghai in aggregate.

Ordinary share

The Company’s authorized share capital is 500,000,000 ordinary shares consisting of 450,000,000 Class A Ordinary Shares and 50,000,000 Class B ordinary shares, par value $0.0001 per share (each, a “Class B Ordinary Share”; collectively, “Class B Ordinary Shares”). On April 16, 2019, the Company issued 10,000 Class B Ordinary Shares. On August 14, 2019, the Company issued 14,752,352 Class A Ordinary Shares and 5,497,715 Class B Ordinary Shares. Holders of Class A Ordinary Shares and Class B Class A Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Share will be entitled to 1 vote and each Class B Ordinary Share will be entitled to 15 votes. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one to one basis.

In addition, the Company was committed to issue 1,350,068 Class A Ordinary Shares to a 6.25 % shareholder of Zhongchao Shanghai, who is now in the progress of changing from a shareholder of Zhongchao Shanghai to a direct investor of Zhongchao Cayman (Note 1). The 1,350,068 Class A Ordinary Shares, representing 6.25% economic beneficial interest, or 1.37% of the voting ownership interest of the Company as of December 31, 2020, or 5.42% economic beneficial interest, or 1.33% of the voting ownership interest of the Company as of the issuance date of the consolidated financial statements for the year ended December 31, 2020, will be issued to the shareholder upon its capital contribution in Zhongchao Cayman and the Company released its paid-in capital in Zhongchao Shanghai. The shareholder expected to exercise the warrant and receive the ordinary shares of the Company before the effective date and closing of the offering because these conditions are considered to be administrative procedures and there is no uncertainties of going through them. Such ordinary shares are included in the shares issued and outstanding as of December 31, 2020 and 2019 and in the calculation of earnings per share as such commitment to issue the shares is considered to be part the reorganization, and the shares are considered to be in existence from the time this shareholder made the investment or January 1, 2017, whichever is earlier.

In connection with reorganization, all references to numbers of ordinary shares and per-share data in the consolidated financial statements have been adjusted to reflect such reorganization have been retroactively stated as if it occurred on January 1, 2017, other than the number of ordinary share issued to the shareholders who made capital contribution for the period from January 1, 2017 to December 31, 2018 as introduced in the note “Capital contribution from shareholders”.

On February 26, 2020, the Company closed its initial public offering (IPO) on the Nasdaq Global Market. The Company offered 3,000,000 Class A Ordinary Shares in the IPO, par value $0.0001 per share, at $4.00 per share. In addition, the underwriters of the Company’s IPO have exercised in full their over-allotment option to purchase additional 315,000 Class A Ordinary Shares, at $4.00 per share.  Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled $13.26 million, before deducting underwriting discounts and other related expenses.

On July 13, 2020, the Company granted an aggregation of 18,000 Class A Ordinary Shares to three non-executive directors as compensations for one year from March 31, 2020.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary or VIE. Relevant PRC statutory laws and regulations permit payments of dividends by Zhongchao WFOE, Zhongchao Shanghai and its subsidiaries including, Shanghai Maidemu, Shanghai Zhongxun, Horgos Zhongchao, Shanghai Jingyi and Shanghai Huijing only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiary and VIE and VIE’s subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Zhongchao WFOE, Zhongchao Shanghai and its subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

During the year ended December 31, 2018, 2019 and 2020 the Company accrued statutory reserve funds of $20,539, $395,274 and $385,689, respectively, which is 10% of the retained earnings of PRC subsidiaries, VIE or VIE’s subsidiaries as of December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020 and 2019, the Company had statutory reserve of $801,502 and $415,813, respectively.

As of December 31, 2020 and 2019, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiary and VIE and VIE’s subsidiaries that are included in the Company’s consolidated net assets, were approximately $23,579,150 and $12,462,828, respectively.

The current PRC Enterprise Income Tax (“EIT”) Law also imposed a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Holding companies in Hong Kong, for example, will be subject to a 5% withholding tax rate, subject to approval from the related PRC tax authorities.

The ability of the Company’s PRC subsidiary and VIE and VIE’s subsidiaries to make dividends and other payments to the Company may also be restricted by changes in applicable foreign exchange and other laws and regulations. Foreign currency exchange regulation in China is primarily governed by the following rules:

●	Foreign Exchange Administration Rules (1996), as amended in August 2008, or the Exchange Rules;

●	Administration Rules of the Settlement, Sale and Payment of Foreign Exchange (1996), or the Administration Rules.

Currently, under the Administration Rules, Renminbi is freely convertible for current account items, including the distribution of dividends, interest payments, trade and service related foreign exchange transactions, but not for capital account items, such as direct investments, loans, repatriation of investments and investments in securities outside of China, unless the prior approval of the State Administration of Foreign Exchange (the “SAFE”) is obtained and prior registration with the SAFE is made. Foreign-invested enterprises like Rise King WFOE that need foreign exchange for the distribution of profits to its shareholders may effect payment from their foreign exchange accounts or purchase and pay foreign exchange rates at the designated foreign exchange banks to their foreign shareholders by producing board resolutions for such profit distribution. Based on their needs, foreign-invested enterprises are permitted to open foreign exchange settlement accounts for current account receipts and payments of foreign exchange along with specialized accounts for capital account receipts and payments of foreign exchange at certain designated foreign exchange banks.

Although the current Exchange Rules allow the convertibility of Chinese Renminbi into foreign currency for current account items, conversion of Chinese Renminbi into foreign exchange for capital items, such as foreign direct investment, loans or securities, requires the approval of SAFE, which is under the authority of the People’s Bank of China. These approvals, however, do not guarantee the availability of foreign currency conversion. The Company cannot be sure that it will be able to obtain all required conversion approvals for its operations or the Chinese regulatory authorities will not impose greater restrictions on the convertibility of Chinese Renminbi in the future. Currently, most of the Company’s retained earnings are generated in Renminbi. Any future restrictions on currency exchanges may limit the Company’s ability to use its retained earnings generated in Renminbi to make dividends or other payments in U.S. dollars or fund possible business activities outside China.

As of December 31, 2020 and 2019, there was $nil retained earnings in the aggregate, respectively, which was generated by the Company’s VIE and its subsidiaries in Renminbi included in the Company’ consolidated net assets, aside from $801,502 and $415,813 statutory reserve funds as of December 31, 2020 and 2019, that may be affected by increased restrictions on currency exchanges in the future and accordingly may further limit the Company’s PRC subsidiary and VIE and VIE’s subsidiaries’ ability to make dividends or other payments in U.S. dollars to the Company, in addition to $$23,627,050 and $12,462,828 restricted net assets as of December 31, 2020 and 2019, respectively, as discussed above.